Guarantor Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor Financial Information Abstract
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Exhibit 99.2
Guarantor Financial Information
The Company revised the presentation of the Condensed Consolidating Statements of Comprehensive Income, the Condensed Consolidating Statement of Cash Flows, and the Condensed Consolidating Balance Sheet as of June 30, 2012 and March 31, 2012, and for the three months ended March 31, 2012 and 2011, and for the three and six months ended June 30, 2012 and 2011. These revisions relate to intercompany balances, equity earnings in affiliates, and intercompany cash dividends between and among guarantor and non-guarantor subsidiaries. The Company determined that these revisions were immaterial to the Company's previously-issued financial statements. Total consolidated results of operations, financial condition and cash flows were not impacted by these revisions for any period.

The impact on the Condensed Consolidating Statements of Comprehensive Income for effected guarantor (IR-International) and debt issuer (IR-International and IR-Global) columns to the Equity earnings in affiliates balances of IR-International and IR-Global are shown in the table below.

Increase (Decrease) to Equity Earnings in Affiliates

In millions	IR International	IR Global
Equity earnings (loss) in affiliates, net of tax

Six months ended June 30, 2012	$99.2	$97.2
Three months ended June 30, 2012	117.6	116.3
Three months ended March 31, 2012	(18.4)	(19.1)
Six months ended June 30, 2011	(92.1)	(93.6)
Three months ended June 30, 2011	(106.7)	(107.5)
Three months ended March 31, 2011	14.6	13.9

The impact on the Condensed Consolidating Balance Sheet for effected guarantor (IR-International) and debt issuer (IR-International and IR-Global) columns to the Investment in affiliates balances balances of IR-International and IR-Global are shown in the table below.

Increase (Decrease) to Investment in Affiliates

In millions	IR International	IR Global
Investment in affiliates

June 30, 2012	$99.2	$97.2
March 31, 2012	(18.4)	(19.1)

The impact on the Condensed Consolidating Statement of Cash Flows for debt issuer (IR-Global and IR-New Jersey) columns was an increase in Cash inflows from operating activities (and decrease in Cash inflows from financing activities) of IR-Global and a decrease in Cash inflows from operating activities (and increase in cash inflows from financing activities) of IR-New Jersey, as shown in the table below.
Cash Inflows from Operating Activities

In millions	IR Global	IR New Jersey
Net cash provided by (used in) operating activities

Six months ended June 30, 2012	$103.8	$(142.3)
Three months ended March 31, 2012	0.1	(66.5)
Six months ended June 30, 2011	3.5	(96.1)
Three months ended March 31, 2011	—	(42.8)
Cash Inflows from Financing Activities

In millions	IR Global	IR New Jersey
Net cash provided by (used in) continuing financing activities

Six months ended June 30, 2012	$(103.8)	$142.3
Three months ended March 31, 2012	(0.1)	66.5
Six months ended June 30, 2011	(3.5)	96.1
Three months ended March 31, 2011	—	42.8

There were other reclassifications to the Condensed Consolidating Balance Sheet and Condensed Consolidating Statement of Cash Flows for the Other subsidiaries and Consolidating adjustments columns, with no impact on the consolidated financial position and cash flows of the Company or any individual guarantor or debt issuer.
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the six months ended June 30, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$456.9	$6,515.1	$—	$6,972.0
Cost of goods sold	—	—	—	—	(295.8)	(4,597.6)	—	(4,893.4)
Selling and administrative expenses	(5.4)	(0.3)	—	(0.5)	(160.1)	(1,226.9)	—	(1,393.2)
Gain (loss) on sale/asset impairment	—	—	—	—	—	4.5	—	4.5
Operating income (loss)	(5.4)	(0.3)	—	(0.5)	1.0	695.1	—	689.9
Equity earnings (loss) in affiliates, net of tax	470.3	269.7	318.8	632.3	135.7	426.8	(2,253.6)	—
Interest expense	—	(0.1)	(7.9)	(88.8)	(25.1)	(9.6)	—	(131.5)
Intercompany interest and fees	(4.9)	—	(22.3)	(23.8)	(0.2)	51.2	—	—
Other, net	0.1	—	0.4	(200.7)	1.5	12.8	189.8	3.9
Earnings (loss) before income taxes	460.1	269.3	289.0	318.5	112.9	1,176.3	(2,063.8)	562.3
Benefit (provision) for income taxes	1.3	—	—	—	3.3	(97.4)	—	(92.8)
Earnings (loss) from continuing operations	461.4	269.3	289.0	318.5	116.2	1,078.9	(2,063.8)	469.5
Discontinued operations, net of tax	—	—	—	—	21.8	(16.2)	—	5.6
Net earnings (loss)	461.4	269.3	289.0	318.5	138.0	1,062.7	(2,063.8)	475.1
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(24.9)	11.2	(13.7)
Net earnings (loss) attributable to Ingersoll-Rand plc	$461.4	$269.3	$289.0	$318.5	$138.0	$1,037.8	$(2,052.6)	$461.4

Total comprehensive income (loss)	413.1	221.0	289.6	318.2	194.1	958.3	(1,967.5)	426.8
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(24.9)	11.2	(13.7)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$413.1	$221.0	$289.6	$318.2	$194.1	$933.4	$(1,956.3)	$413.1
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the three months ended June 30, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$239.7	$3,581.6	$—	$3,821.3
Cost of goods sold	—	—	—	—	(153.6)	(2,490.4)	—	(2,644.0)
Selling and administrative expenses	(3.6)	(0.3)	—	(0.3)	(80.4)	(619.0)	—	(703.6)
Gain (loss) on sale/asset impairment	—	—	—	—	—	4.2	—	4.2
Operating income (loss)	(3.6)	(0.3)	—	(0.3)	5.7	476.4	—	477.9
Equity earnings (loss) in affiliates, net of tax	370.6	373.0	390.3	441.6	70.7	458.0	(2,104.2)	—
Interest expense	—	(0.1)	(4.0)	(41.0)	(12.5)	(4.5)	—	(62.1)
Intercompany interest and fees	(2.0)	—	(10.7)	(12.2)	(1.6)	26.5	—	—
Other, net	0.1	—	0.3	1.9	0.1	9.5	(7.8)	4.1
Earnings (loss) before income taxes	365.1	372.6	375.9	390.0	62.4	965.9	(2,112.0)	419.9
Benefit (provision) for income taxes	0.7	—	—	—	12.4	(67.9)	—	(54.8)
Earnings (loss) from continuing operations	365.8	372.6	375.9	390.0	74.8	898.0	(2,112.0)	365.1
Discontinued operations, net of tax	—	—	—	—	7.5	0.3	—	7.8
Net earnings (loss)	365.8	372.6	375.9	390.0	82.3	898.3	(2,112.0)	372.9
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(13.0)	5.9	(7.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	$365.8	$372.6	$375.9	$390.0	$82.3	$885.3	$(2,106.1)	$365.8

Total comprehensive income (loss)	152.5	159.3	376.2	388.4	107.0	661.7	(1,685.5)	159.6
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(13.0)	5.9	(7.1)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$152.5	$159.3	$376.2	$388.4	$107.0	$648.7	$(1,679.6)	$152.5
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the three months ended March 31, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$217.2	$2,933.5	$—	$3,150.7
Cost of goods sold	—	—	—	—	(142.2)	(2,107.2)	—	(2,249.4)
Selling and administrative expenses	(1.8)	—	—	(0.2)	(79.7)	(607.9)	—	(689.6)
Gain (loss) on sale/asset impairment	—	—	—	—	—	0.3	—	0.3
Operating income (loss)	(1.8)	—	—	(0.2)	(4.7)	218.7	—	212.0
Equity earnings (loss) in affiliates, net of tax	99.7	(103.3)	(71.5)	190.7	65.0	(31.2)	(149.4)	—
Interest expense	—	—	(3.9)	(47.8)	(12.6)	(5.1)	—	(69.4)
Intercompany interest and fees	(2.9)	—	(11.6)	(11.6)	1.4	24.7	—	—
Other, net	—	—	0.1	(202.6)	1.4	3.3	197.6	(0.2)
Earnings (loss) before income taxes	95.0	(103.3)	(86.9)	(71.5)	50.5	210.4	48.2	142.4
Benefit (provision) for income taxes	0.6	—	—	—	(9.1)	(29.5)	—	(38.0)
Earnings (loss) from continuing operations	95.6	(103.3)	(86.9)	(71.5)	41.4	180.9	48.2	104.4
Discontinued operations, net of tax	—	—	—	—	14.3	(16.5)	—	(2.2)
Net earnings (loss)	95.6	(103.3)	(86.9)	(71.5)	55.7	164.4	48.2	102.2
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(11.9)	5.3	(6.6)
Net earnings (loss) attributable to Ingersoll-Rand plc	$95.6	$(103.3)	$(86.9)	$(71.5)	$55.7	$152.5	$53.5	$95.6

Total comprehensive income (loss)	260.6	61.7	(86.6)	(70.2)	87.1	296.7	(282.1)	267.2
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(11.9)	5.3	(6.6)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$260.6	$61.7	$(86.6)	$(70.2)	$87.1	$284.8	$(276.8)	$260.6
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the six months ended June 30, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$411.8	$6,953.4	$—	$7,365.2
Cost of goods sold	—	—	—	—	(270.3)	(4,961.3)	—	(5,231.6)
Selling and administrative expenses	(4.6)	—	—	(0.3)	(129.6)	(1,271.8)	—	(1,406.3)
Gain (loss) on sale/asset impairment	—	—	—	—	(3.1)	(383.7)	—	(386.8)
Operating income (loss)	(4.6)	—	—	(0.3)	8.8	336.6	—	340.5
Equity earnings (loss) in affiliates, net of tax	18.5	(11.1)	66.5	166.5	94.3	39.1	(373.8)	—
Interest expense	—	—	(7.8)	(96.5)	(25.4)	(10.3)	—	(140.0)
Intercompany interest and fees	(0.1)	—	(63.3)	25.8	(61.5)	99.1	—	—
Other, net	0.4	(0.1)	1.0	(29.5)	31.0	(11.0)	15.5	7.3
Earnings (loss) before income taxes	14.2	(11.2)	(3.6)	66.0	47.2	453.5	(358.3)	207.8
Benefit (provision) for income taxes	0.5	—	—	—	11.3	(152.4)	—	(140.6)
Earnings (loss) from continuing operations	14.7	(11.2)	(3.6)	66.0	58.5	301.1	(358.3)	67.2
Discontinued operations, net of tax	—	—	—	—	(15.9)	(23.5)	—	(39.4)
Net earnings (loss)	14.7	(11.2)	(3.6)	66.0	42.6	277.6	(358.3)	27.8
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(27.5)	14.4	(13.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	$14.7	$(11.2)	$(3.6)	$66.0	$42.6	$250.1	$(343.9)	$14.7

Total comprehensive income (loss)	300.2	274.0	(3.0)	71.0	58.4	540.6	(928.5)	312.7
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(26.9)	14.4	(12.5)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$300.2	$274.0	$(3.0)	$71.0	$58.4	$513.7	$(914.1)	$300.2
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the three months ended June 30, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$219.6	$3,871.8	$—	$4,091.4
Cost of goods sold	—	—	—	—	(137.6)	(2,725.4)	—	(2,863.0)
Selling and administrative expenses	(2.8)	—	—	(0.2)	(67.8)	(658.4)	—	(729.2)
Gain (loss) on sale/asset impairment	—	—	—	—	(2.5)	(198.0)	—	(200.5)
Operating income (loss)	(2.8)	—	—	(0.2)	11.7	290.0	—	298.7
Equity earnings (loss) in affiliates, net of tax	94.5	154.6	189.8	164.6	51.6	178.9	(834.0)	—
Interest expense	—	—	(3.9)	(48.3)	(12.7)	(6.8)	—	(71.7)
Intercompany interest and fees	(0.1)	—	(30.9)	13.3	(32.1)	49.8	—	—
Other, net	0.4	—	0.4	60.1	1.1	(2.0)	(57.6)	2.4
Earnings (loss) before income taxes	92.0	154.6	155.4	189.5	19.6	509.9	(891.6)	229.4
Benefit (provision) for income taxes	0.3	—	—	—	9.9	(110.0)	—	(99.8)
Earnings (loss) from continuing operations	92.3	154.6	155.4	189.5	29.5	399.9	(891.6)	129.6
Discontinued operations, net of tax	—	—	—	—	(8.7)	(21.6)	—	(30.3)
Net earnings (loss)	92.3	154.6	155.4	189.5	20.8	378.3	(891.6)	99.3
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(4.7)	(2.3)	(7.0)
Net earnings (loss) attributable to Ingersoll-Rand plc	$92.3	$154.6	$155.4	$189.5	$20.8	$373.6	$(893.9)	$92.3

Total comprehensive income (loss)	186.7	249.0	155.7	191.1	22.4	468.1	(1,079.9)	193.1
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(4.1)	(2.3)	(6.4)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$186.7	$249.0	$155.7	$191.1	$22.4	$464.0	$(1,082.2)	$186.7
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the three months ended March 31, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$192.2	$3,081.6	$—	$3,273.8
Cost of goods sold	—	—	—	—	(132.7)	(2,235.9)	—	(2,368.6)
Selling and administrative expenses	(1.8)	—	—	(0.1)	(61.8)	(613.4)	—	(677.1)
Gain (loss) on sale/asset impairment	—	—	—	—	(0.6)	(185.7)	—	(186.3)
Operating income (loss)	(1.8)	—	—	(0.1)	(2.9)	46.6	—	41.8
Equity earnings (loss) in affiliates, net of tax	(76.0)	(165.7)	(123.3)	1.9	42.7	(139.8)	460.2	—
Interest expense	—	—	(3.9)	(48.2)	(12.7)	(3.5)	—	(68.3)
Intercompany interest and fees	—	—	(32.4)	12.5	(29.4)	49.3	—	—
Other, net	—	(0.1)	0.6	(89.6)	29.9	(9.0)	73.1	4.9
Earnings (loss) before income taxes	(77.8)	(165.8)	(159.0)	(123.5)	27.6	(56.4)	533.3	(21.6)
Benefit (provision) for income taxes	0.2	—	—	—	1.4	(42.4)	—	(40.8)
Earnings (loss) from continuing operations	(77.6)	(165.8)	(159.0)	(123.5)	29.0	(98.8)	533.3	(62.4)
Discontinued operations, net of tax	—	—	—	—	(7.2)	(1.9)	—	(9.1)
Net earnings (loss)	(77.6)	(165.8)	(159.0)	(123.5)	21.8	(100.7)	533.3	(71.5)
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(22.8)	16.7	(6.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	$(77.6)	$(165.8)	$(159.0)	$(123.5)	$21.8	$(123.5)	$550.0	$(77.6)

Total comprehensive income (loss)	113.5	25.0	(158.7)	(120.1)	36.0	72.5	151.4	119.6
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(22.8)	16.7	(6.1)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$113.5	$25.0	$(158.7)	$(120.1)	$36.0	$49.7	$168.1	$113.5
Condensed Consolidating Balance Sheet (as revised)
June 30, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Current assets:
Cash and cash equivalents	$—	$—	$—	$—	$76.8	$826.6	$—	$903.4
Accounts and notes receivable, net	—	—	—	—	137.9	2,282.6	—	2,420.5
Inventories	—	—	—	—	94.5	1,376.2	—	1,470.7
Other current assets	0.2	—	0.9	—	154.3	426.7	—	582.1
Accounts and notes receivable affiliates	654.5	3,013.0	17.0	2,374.9	7,049.4	22,022.3	(35,131.1)	—
Total current assets	654.7	3,013.0	17.9	2,374.9	7,512.9	26,934.4	(35,131.1)	5,376.7
Investment in affiliates	8,184.7	6,479.0	20,584.6	18,072.7	8,111.0	89,558.9	(150,990.9)	—
Property, plant and equipment, net	0.1	—	—	0.2	227.2	1,380.6	—	1,608.1
Intangible assets, net	—	—	—	—	83.8	10,221.6	—	10,305.4
Other noncurrent assets	—	—	0.6	12.0	918.8	517.1	—	1,448.5
Total assets	$8,839.5	$9,492.0	$20,603.1	$20,459.8	$16,853.7	$128,612.6	$(186,122.0)	$18,738.7
Current liabilities:
Accounts payable and accruals	$7.6	$—	$2.9	$47.6	$437.4	$2,991.7	$—	$3,487.2
Short-term borrowings and current maturities of long-term debt	—	—	—	—	351.9	70.1	—	422.0
Accounts and note payable affiliates	1,445.2	41.8	4,843.3	7,838.7	11,666.5	8,938.1	(34,773.6)	—
Total current liabilities	1,452.8	41.8	4,846.2	7,886.3	12,455.8	11,999.9	(34,773.6)	3,909.2
Long-term debt	—	—	299.6	2,004.3	365.0	202.6	—	2,871.5
Note payable affiliate	—	—	10,789.4	—	—	—	(10,789.4)	—
Other noncurrent liabilities	—	—	3.8	—	1,797.4	2,770.1	—	4,571.3
Total liabilities	1,452.8	41.8	15,939.0	9,890.6	14,618.2	14,972.6	(45,563.0)	11,352.0
Temporary equity	—	—	—	—	—	—	—	—
Equity:
Total equity	7,386.7	9,450.2	4,664.1	10,569.2	2,235.5	113,640.0	(140,559.0)	7,386.7
Total liabilities and equity	$8,839.5	$9,492.0	$20,603.1	$20,459.8	$16,853.7	$128,612.6	$(186,122.0)	$18,738.7
Condensed Consolidating Balance Sheet (as revised)
March 31, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Current assets:
Cash and cash equivalents	$—	$—	$—	$120.8	$203.0	$765.7	$—	$1,089.5
Accounts and notes receivable, net	—	—	—	—	159.8	2,062.6	—	2,222.4
Inventories	—	—	—	—	83.4	1,345.2	—	1,428.6
Other current assets	0.3	—	3.8	0.1	179.2	449.8	—	633.2
Accounts and notes receivable affiliates	111.3	3,013.3	17.0	2,342.1	6,385.6	20,480.3	(32,349.6)	—
Total current assets	111.6	3,013.3	20.8	2,463.0	7,011.0	25,103.6	(32,349.6)	5,373.7
Investment in affiliates	8,454.4	6,319.4	20,194.1	17,632.8	8,016.2	89,472.2	(150,089.1)	—
Property, plant and equipment, net	0.1	—	—	0.1	221.2	1,417.6	—	1,639.0
Intangible assets, net	—	—	—	—	83.9	10,368.0	—	10,451.9
Other noncurrent assets	—	—	0.6	12.9	912.3	520.1	—	1,445.9
Total assets	$8,566.1	$9,332.7	$20,215.5	$20,108.8	$16,244.6	$126,881.5	$(182,438.7)	$18,910.5
Current liabilities:
Accounts payable and accruals	$6.2	$—	$7.5	$47.5	$423.4	$2,850.2	$—	$3,334.8
Short-term borrowings and current maturities of long-term debt	—	—	—	786.5	351.9	69.7	(442.5)	765.6
Accounts and note payable affiliates	1,260.8	41.8	4,827.6	7,187.5	11,163.3	7,514.0	(31,995.0)	—
Total current liabilities	1,267.0	41.8	4,835.1	8,021.5	11,938.6	10,433.9	(32,437.5)	4,100.4
Long-term debt	—	—	299.6	2,004.2	372.6	202.9	—	2,879.3
Note payable affiliate	—	—	10,789.4	—	—	—	(10,789.4)	—
Other noncurrent liabilities	—	—	3.8	—	1,839.1	2,788.8	—	4,631.7
Total liabilities	1,267.0	41.8	15,927.9	10,025.7	14,150.3	13,425.6	(43,226.9)	11,611.4
Temporary equity	0.6	—	—	—	—	—	—	0.6
Equity:
Total equity	7,298.5	9,290.9	4,287.6	10,083.1	2,094.3	113,455.9	(139,211.8)	7,298.5
Total liabilities and equity	$8,566.1	$9,332.7	$20,215.5	$20,108.8	$16,244.6	$126,881.5	$(182,438.7)	$18,910.5
Condensed Consolidating Statement of Cash Flows (as revised)
For the six months ended June 30, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(5.3)	$(0.4)	$(7.5)	$(391.7)	$(97.8)	$982.3	$(100.1)	$379.5
Net cash provided by (used in) discontinued operating activities	—	—	—	—	21.8	(95.7)	—	(73.9)
Net cash provided by (used in) operating activities	(5.3)	(0.4)	(7.5)	(391.7)	(76.0)	886.6	(100.1)	305.6
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(31.3)	(82.5)	—	(113.8)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	—	—	—
Proceeds from sale of property, plant and equipment	—	—	—	—	0.5	11.5	—	12.0
Net cash provided by (used in) continuing investing activities	—	—	—	—	(30.8)	(71.0)	—	(101.8)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	36.0	—	36.0
Net cash provided by (used in) investing activities	—	—	—	—	(30.8)	(35.0)	—	(65.8)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(344.5)	(7.6)	(0.8)	—	(352.9)
Debt issuance costs	—	—	—	(2.5)	—	—	—	(2.5)
Net inter-company proceeds (payments)	116.7	0.4	7.5	496.9	113.4	(734.9)	—	—
Dividends paid to ordinary shareholders	(96.4)	—	—	—	—	(100.1)	100.1	(96.4)
Dividends paid to noncontrolling interests	—	—	—	—	—	(13.5)	—	(13.5)
Acquisition/divestiture of noncontrolling interests	(0.4)	—	—	—	—	—	—	(0.4)
Proceeds from shares issued under incentive plans	24.9	—	—	—	—	—	—	24.9
Repurchase of ordinary shares	(35.0)	—	—	—	—	—	—	(35.0)
Other, net	(4.5)	—	—	—	—	—	—	(4.5)
Net cash provided by (used in) continuing financing activities	5.3	0.4	7.5	149.9	105.8	(849.3)	100.1	(480.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	(16.8)	—	(16.8)
Net increase (decrease) in cash and cash equivalents	—	—	—	(241.8)	(1.0)	(14.5)	—	(257.3)
Cash and cash equivalents - beginning of period	—	—	—	241.8	77.8	841.1	—	1,160.7
Cash and cash equivalents - end of period	$—	$—	$—	$—	$76.8	$826.6	$—	$903.4
Condensed Consolidating Statement of Cash Flows (as revised)
For the three months ended March 31, 2012

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(1.8)	$—	$(3.8)	$(47.8)	$(87.4)	$223.5	$(0.5)	$82.2
Net cash provided by (used in) discontinued operating activities	—	—	—	—	14.3	(80.1)	—	(65.8)
Net cash provided by (used in) operating activities	(1.8)	—	(3.8)	(47.8)	(73.1)	143.4	(0.5)	16.4
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(13.5)	(39.4)	—	(52.9)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	—	—	—
Proceeds from sale of property, plant and equipment	—	—	—	—	—	3.2	—	3.2
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing investing activities	—	—	—	—	(13.5)	(36.2)	—	(49.7)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	—	—	—
Net cash provided by (used in) investing activities	—	—	—	—	(13.5)	(36.2)	—	(49.7)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	—	(0.1)	(1.2)	—	(1.3)
Debt issuance costs	—	—	—	(2.4)	—	—	—	(2.4)
Net inter-company proceeds (payments)	35.5	—	3.8	(70.8)	211.9	(180.4)	—	—
Dividends paid to ordinary shareholders	(46.6)	—	—	—	—	(0.5)	0.5	(46.6)
Dividends paid to noncontrolling interests	—	—	—	—	—	(4.5)	—	(4.5)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	—	—	—
Proceeds from shares issued under incentive plans	12.9	—	—	—	—	—	—	12.9
Repurchase of ordinary shares	—	—	—	—	—	—	—	—
Other, net	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing financing activities	1.8	—	3.8	(73.2)	211.8	(186.6)	0.5	(41.9)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	4.0	—	4.0
Net increase (decrease) in cash and cash equivalents	—	—	—	(121.0)	125.2	(75.4)	—	(71.2)
Cash and cash equivalents - beginning of period	—	—	—	241.8	77.8	841.1	—	1,160.7
Cash and cash equivalents - end of period	$—	$—	$—	$120.8	$203.0	$765.7	$—	$1,089.5
Condensed Consolidating Statement of Cash Flows (as revised)
For the six months ended June 30, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(4.2)	$(0.1)	$(6.8)	$(92.9)	$(46.8)	$507.8	$(4.3)	$352.7
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(15.9)	(4.3)	—	(20.2)
Net cash provided by (used in) operating activities	(4.2)	(0.1)	(6.8)	(92.9)	(62.7)	503.5	(4.3)	332.5
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(14.9)	(65.3)	—	(80.2)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	(2.0)	—	(2.0)
Proceeds from sale of property, plant and equipment	—	—	—	—	1.6	33.1	—	34.7
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing investing activities	—	—	—	—	(13.3)	(34.2)	—	(47.5)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	44.4	—	44.4
Net cash provided by (used in) investing activities	—	—	—	—	(13.3)	10.2	—	(3.1)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(0.2)	(7.6)	(48.6)	—	(56.4)
Debt issuance costs	—	—	—	(2.4)	—	—	—	(2.4)
Net inter-company proceeds (payments)	21.5	0.1	(5.2)	188.4	193.6	(398.4)	—	—
Dividends paid to ordinary shareholders	(63.1)	—	—	—	—	(4.3)	4.3	(63.1)
Dividends paid to noncontrolling interests	—	—	—	—	—	(18.3)	—	(18.3)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	—	—	—
Proceeds from shares issued under incentive plans	101.9	—	—	—	—	—	—	101.9
Repurchase of ordinary shares	(56.0)	—	—	—	—	—	—	(56.0)
Other, net	(0.5)	—	—	—	—	(1.0)	—	(1.5)
Net cash provided by (used in) continuing financing activities	3.8	0.1	(5.2)	185.8	186.0	(470.6)	4.3	(95.8)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	11.9	—	11.9
Net increase (decrease) in cash and cash equivalents	(0.4)	—	(12.0)	92.9	110.0	55.0	—	245.5
Cash and cash equivalents - beginning of period	0.4	—	12.0	99.9	135.5	766.5	—	1,014.3
Cash and cash equivalents - end of period	$—	$—	$—	$192.8	$245.5	$821.5	$—	$1,259.8
Condensed Consolidating Statement of Cash Flows (as revised)
For the three months ended March 31, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(1.7)	$(0.1)	$(3.3)	$(48.2)	$(65.0)	$65.5	$(0.4)	$(53.2)
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(7.2)	(2.1)	—	(9.3)
Net cash provided by (used in) operating activities	(1.7)	(0.1)	(3.3)	(48.2)	(72.2)	63.4	(0.4)	(62.5)
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(8.5)	(33.0)	—	(41.5)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	(2.5)	—	(2.5)
Proceeds from sale of property, plant and equipment	—	—	—	—	0.2	2.8	—	3.0
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing investing activities	—	—	—	—	(8.3)	(32.7)	—	(41.0)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	—	—	—
Net cash provided by (used in) investing activities	—	—	—	—	(8.3)	(32.7)	—	(41.0)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(0.2)	—	(8.0)	—	(8.2)
Debt issuance costs	—	—	—	—	—	—	—	—
Net inter-company proceeds (payments)	(10.6)	0.1	(8.7)	29.8	72.9	(83.5)	—	—
Dividends paid to ordinary shareholders	(23.1)	—	—	—	—	(0.4)	0.4	(23.1)
Dividends paid to noncontrolling interests	—	—	—	—	—	(3.7)	—	(3.7)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	—	—	—
Proceeds from shares issued under incentive plans	36.0	—	—	—	—	—	—	36.0
Repurchase of ordinary shares	—	—	—	—	—	—	—	—
Other, net	(0.4)	—	—	—	—	—	—	(0.4)
Net cash provided by (used in) continuing financing activities	1.9	0.1	(8.7)	29.6	72.9	(95.6)	0.4	0.6
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	6.7	—	6.7
Net increase (decrease) in cash and cash equivalents	0.2	—	(12.0)	(18.6)	(7.6)	(58.2)	—	(96.2)
Cash and cash equivalents - beginning of period	0.4	—	12.0	99.9	135.5	766.5	—	1,014.3
Cash and cash equivalents - end of period	$0.6	$—	$—	$81.3	$127.9	$708.3	$—	$918.1

Exhibit 99.1
Guarantor Financial Information
The Company revised the presentation of the Condensed Consolidating Statements of Comprehensive Income, the Condensed Consolidating Statement of Cash Flows, and the Condensed Consolidating Balance Sheet as of December 31, 2011 and for the years ended December 31, 2011, 2010, and 2009. These revisions relate to intercompany balances, equity earnings in affiliates, and intercompany cash dividends between and among guarantor and non-guarantor subsidiaries. The Company determined that these revisions were immaterial to the Company's previously-issued financial statements. Total consolidated results of operations, financial condition and cash flows were not impacted by these revisions for any period.

The impact on the Condensed Consolidating Statements of Comprehensive Income for effected guarantor (IR-International) and debt issuer (IR-International and IR-Global) columns were decreases to the Equity earnings in affiliates balances of IR-International and IR-Global of $59 million and $58.1 million, respectively, for the year ended December 31, 2011.

The impact on the Condensed Consolidating Balance Sheet for effected guarantor (IR-International) and debt issuer (IR-International and IR-Global) columns were decreases to the Investment in affiliates balances balances of IR-International and IR-Global of $59 million and $58.1 million, respectively, for the year ended December 31, 2011. The revised Condensed Consolidating Balance Sheet for the year ended December 31, 2011 is not included herein as it has previously been provided in the Company's Quarterly Report on Form 10-Q for the period ended September 30, 2012.

The impact on the Condensed Consolidating Statement of Cash Flows for debt issuer (IR-Global and IR-New Jersey) columns was an increase in Cash inflows from operating activities (and decrease in Cash inflows from financing activities) of IR-Global and a decrease in Cash inflows from operating activities (and increase in cash inflows from financing activities) of IR-New Jersey, as shown in the table below.
Cash Inflows from Operating Activities

In millions	IR Global	IR New Jersey
Net cash provided by (used in) operating activities

For the year ended December 31, 2011	7.5	(103.4)
For the year ended December 31, 2010	4.6	(162.1)
For the year ended December 31, 2009	14.0	(44.2)
Cash Inflows from Financing Activities

In millions	IR Global	IR New Jersey
Net cash provided by (used in) continuing financing activities

For the year ended December 31, 2011	(7.5)	103.4
For the year ended December 31, 2010	(4.6)	162.1
For the year ended December 31, 2009	(14.0)	44.2

There were other reclassifications to the Condensed Consolidating Balance Sheet and Condensed Consolidating Statement of Cash Flows for the Other subsidiaries and Consolidating adjustments columns, with no impact on the consolidated financial position and cash flows of the Company or any individual guarantor or debt issuer.
Condensed Consolidating Statement of Comprehensive Income (as revised)
For the year ended December 31, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net revenues	$—	$—	$—	$—	$867.8	$13,914.2	$—	$14,782.0
Cost of goods sold	—	—	—	—	(584.8)	(9,908.8)	—	(10,493.6)
Selling and administrative expenses	(9.2)	(0.1)	—	(0.4)	(277.0)	(2,494.5)	—	(2,781.2)
Gain (loss) on sale/asset impairment	—	—	—	—	—	(646.9)	—	(646.9)
Operating income (loss)	(9.2)	(0.1)	—	(0.4)	6.0	864.0	—	860.3
Equity earnings (loss) in affiliates, net of tax	358.8	614.8	757.5	653.0	116.0	595.2	(3,095.3)	—
Interest expense	—	—	(15.7)	(193.2)	(50.7)	(20.4)	—	(280.0)
Intercompany interest and fees	(2.5)	—	(129.4)	52.5	(117.9)	197.3	—	—
Other, net	(3.9)	(5.2)	1.7	251.5	77.9	(28.9)	(260.1)	33.0
Earnings (loss) before income taxes	343.2	609.5	614.1	763.4	31.3	1,607.2	(3,355.4)	613.3
Benefit (provision) for income taxes	—	—	—	—	29.0	(216.2)	—	(187.2)
Earnings (loss) from continuing operations	343.2	609.5	614.1	763.4	60.3	1,391.0	(3,355.4)	426.1
Discontinued operations, net of tax	—	—	—	—	(79.1)	22.3	—	(56.8)
Net earnings (loss)	343.2	609.5	614.1	763.4	(18.8)	1,413.3	(3,355.4)	369.3
Less: Net earnings attributable to noncontrolling interests	—	—	—	—	—	(35.5)	9.4	(26.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	$343.2	$609.5	$614.1	$763.4	$(18.8)	$1,377.8	$(3,346.0)	$343.2

Total comprehensive income (loss)	114.3	380.6	615.3	757.1	(115.7)	1,291.3	(2,902.8)	140.1
Less: Total comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	(34.9)	9.4	(25.5)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$114.3	$380.6	$615.3	$757.1	$(115.7)	$1,256.4	$(2,893.4)	$114.6
Condensed Consolidating Statement of Cash Flows (as revised)
For the year ended December 31, 2011

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$(13.1)	$(5.3)	$(14.0)	$(185.3)	$143.0	$1,326.4	$(21.5)	$1,230.2
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(79.1)	35.7	—	(43.4)
Net cash provided by (used in) operating activities	(13.1)	(5.3)	(14.0)	(185.3)	63.9	1,362.1	(21.5)	1,186.8
Cash flows from investing activities:
Capital expenditures	—	—	—	—	(47.6)	(195.3)	—	(242.9)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	(1.9)	—	(1.9)
Proceeds from sale of property, plant and equipment	—	—	—	—	3.1	48.9	—	52.0
Proceeds from business disposition, net of cash sold	—	—	—	—	—	355.9	—	355.9
Net cash provided by (used in) continuing investing activities	—	—	—	—	(44.5)	207.6	—	163.1
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	44.4	—	44.4
Net cash provided by (used in) investing activities	—	—	—	—	(44.5)	252.0	—	207.5
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(0.2)	(7.7)	(46.1)	—	(54.0)
Debt issuance costs	—	—	—	(2.3)	—	—	—	(2.3)
Excess tax benefit from share based compensation	—	—	—	—	11.8	12.8	—	24.6
Net inter-company proceeds (payments)	1,199.0	5.3	2.0	329.7	(81.2)	(1,454.8)	—	—
Dividends paid to ordinary shareholders	(137.3)	—	—	—	—	(21.5)	21.5	(137.3)
Dividends paid to noncontrolling interests	—	—	—	—	—	(26.2)	—	(26.2)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	(1.3)	—	(1.3)
Proceeds from shares issued under incentive plans	109.0	—	—	—	—	—	—	109.0
Repurchase of ordinary shares	(1,157.5)	—	—	—	—	—	—	(1,157.5)
Other, net	(0.5)	—	—	—	—	(0.9)	—	(1.4)
Net cash provided by (used in) continuing financing activities	12.7	5.3	2.0	327.2	(77.1)	(1,538.0)	21.5	(1,246.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	(1.5)	—	(1.5)
Net increase (decrease) in cash and cash equivalents	(0.4)	—	(12.0)	141.9	(57.7)	74.6	—	146.4
Cash and cash equivalents - beginning of period	0.4	—	12.0	99.9	135.5	766.5	—	1,014.3
Cash and cash equivalents - end of period	$—	$—	$—	$241.8	$77.8	$841.1	$—	$1,160.7
Condensed Consolidating Statement of Cash Flows (as revised)
For the year ended December 31, 2010

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$5.7	$(0.4)	$(15.0)	$(379.9)	$(486.8)	$1,678.6	$(45.8)	$756.4
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(16.8)	(44.2)	—	(61.0)
Net cash provided by (used in) operating activities	5.7	(0.4)	(15.0)	(379.9)	(503.6)	1,634.4	(45.8)	695.4
Cash flows from investing activities:
Capital expenditures	—	—	—	(0.3)	(36.3)	(142.9)	—	(179.5)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	(14.0)	—	(14.0)
Proceeds from sale of property, plant and equipment	—	—	—	—	—	14.5	—	14.5
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing investing activities	—	—	—	(0.3)	(36.3)	(142.4)	—	(179.0)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	0.4	—	0.4
Net cash provided by (used in) investing activities	—	—	—	(0.3)	(36.3)	(142.0)	—	(178.6)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(249.8)	(7.8)	(171.2)	—	(428.8)
Debt issuance costs	—	—	—	(5.5)	—	—	—	(5.5)
Excess tax benefit from share based compensation	—	—	—	—	4.2	—	—	4.2
Net inter-company proceeds (payments)	(60.6)	37.1	27.0	653.6	503.5	(1,160.6)	—	—
Dividends paid to ordinary shareholders	(90.6)	(36.7)	—	—	—	(9.2)	45.8	(90.7)
Dividends paid to noncontrolling interests	—	—	—	—	—	(20.2)	—	(20.2)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	(8.0)	—	(8.0)
Proceeds from shares issued under incentive plans	145.3	—	—	—	—	—	—	145.3
Repurchase of ordinary shares	—	—	—	—	—	—	—	—
Other, net	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing financing activities	(5.9)	0.4	27.0	398.3	499.9	(1,369.2)	45.8	(403.7)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	24.5	—	24.5
Net increase (decrease) in cash and cash equivalents	(0.2)	—	12.0	18.1	(40.0)	147.7	—	137.6
Cash and cash equivalents - beginning of period	0.6	—	—	81.8	175.5	618.8	—	876.7
Cash and cash equivalents - end of period	$0.4	$—	$12.0	$99.9	$135.5	$766.5	$—	$1,014.3
Condensed Consolidating Statement of Cash Flows (as revised)
For the year ended December 31, 2009

In millions	IR Ireland	IR Limited	IR International	IR Global	IR New Jersey	Other Subsidiaries	Consolidating Adjustments	IR Ireland Consolidated
Net cash provided by (used in) continuing operating activities	$9.5	$(21.5)	$(6.8)	$(174.0)	$(3.9)	$2,157.8	$(204.2)	$1,756.9
Net cash provided by (used in) discontinued operating activities	—	—	—	—	(50.5)	28.2	—	(22.3)
Net cash provided by (used in) operating activities	9.5	(21.5)	(6.8)	(174.0)	(54.4)	2,186.0	(204.2)	1,734.6
Cash flows from investing activities:
Capital expenditures	(0.2)	—	—	—	(24.5)	(179.4)	—	(204.1)
Acquisition of businesses, net of cash acquired	—	—	—	—	—	—	—	—
Proceeds from sale of property, plant and equipment	—	—	—	—	—	21.6	—	21.6
Proceeds from business disposition, net of cash sold	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	(0.6)	—	(0.6)
Net cash provided by (used in) continuing investing activities	(0.2)	—	—	—	(24.5)	(158.4)	—	(183.1)
Net cash provided by (used in) discontinued investing activities	—	—	—	—	—	0.4	—	0.4
Net cash provided by (used in) investing activities	(0.2)	—	—	—	(24.5)	(158.0)	—	(182.7)
Cash flows from financing activities:
Net proceeds (repayments) in debt	—	—	—	(752.7)	(8.8)	(249.0)	—	(1,010.5)
Debt issuance costs	—	—	—	(16.1)	—	—	—	(16.1)
Excess tax benefit from share based compensation	—	—	—	—	0.7	—	—	0.7
Settlement of cross currency swap	—	—	—	—	—	(26.9)	—	(26.9)
Net inter-company proceeds (payments)	9.2	280.9	6.8	1,023.5	253.9	(1,574.3)	—	—
Dividends paid to ordinary shareholders	(44.0)	(260.5)	—	—	—	(60.5)	204.2	(160.8)
Dividends paid to noncontrolling interests	—	—	—	—	—	(20.2)	—	(20.2)
Acquisition/divestiture of noncontrolling interests	—	—	—	—	—	(1.5)	—	(1.5)
Proceeds from shares issued under incentive plans	26.1	1.1	—	—	—	—	—	27.2
Repurchase of ordinary shares	—	—	—	—	—	—	—	—
Other, net	—	—	—	—	—	—	—	—
Net cash provided by (used in) continuing financing activities	(8.7)	21.5	6.8	254.7	245.8	(1,932.4)	204.2	(1,208.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	(17.3)	—	(17.3)
Net increase (decrease) in cash and cash equivalents	0.6	—	—	80.7	166.9	78.3	—	326.5
Cash and cash equivalents - beginning of period	—	—	—	1.1	8.6	540.5	—	550.2
Cash and cash equivalents - end of period	$0.6	$—	$—	$81.8	$175.5	$618.8	$—	$876.7